SCHEDULE OF OTHER INTANGIBLE ASSETS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Finite-Lived Intangible Assets [Line Items]
As of January 1, 2022, net of accumulated amortization and impairment		$ 593,223,000	$ 630,576,000
Additions		393,000	943,000
Amortization		(53,188,000)	(55,937,000)	$ (6,819,000)	$ (53,171,000)
Exchange difference			17,641,000
Net carrying amount (US$’000)	$ 63,101,000	492,185,000	593,223,000		630,576,000
Cost		705,202,000	767,441,000
Accumulated amortization		(192,396,000)	(153,590,000)
Accumulated impairment		(20,621,000)	(20,628,000)
Exchange difference		(48,243,000)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
As of January 1, 2022, net of accumulated amortization and impairment		1,585,000	2,185,000
Additions		393,000	943,000
Amortization		(1,233,000)	(1,588,000)
Exchange difference			45,000
Net carrying amount (US$’000)	85,000	662,000	1,585,000		2,185,000
Cost		17,397,000	18,265,000
Accumulated amortization		(16,668,000)	(16,606,000)
Accumulated impairment		(67,000)	(74,000)
Exchange difference		(83,000)
Backlog Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
As of January 1, 2022, net of accumulated amortization and impairment
Additions
Amortization
Exchange difference
Net carrying amount (US$’000)
Cost		18,052,000	18,052,000
Accumulated amortization		(2,795,000)	(2,795,000)
Accumulated impairment		(15,257,000)	(15,257,000)
Exchange difference
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
As of January 1, 2022, net of accumulated amortization and impairment
Additions
Amortization
Exchange difference
Net carrying amount (US$’000)
Cost		6,893,000	6,893,000
Accumulated amortization		(1,596,000)	(1,596,000)
Accumulated impairment		(5,297,000)	(5,297,000)
Exchange difference
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
As of January 1, 2022, net of accumulated amortization and impairment		236,617,000	248,715,000
Additions
Amortization		(17,892,000)	(19,100,000)
Exchange difference			7,002,000
Net carrying amount (US$’000)	25,559,000	199,356,000	236,617,000		248,715,000
Cost		258,738,000	282,693,000
Accumulated amortization		(59,382,000)	(46,076,000)
Accumulated impairment
Exchange difference		(19,369,000)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
As of January 1, 2022, net of accumulated amortization and impairment		210,214,000	220,448,000
Additions
Amortization		(15,895,000)	(16,448,000)
Exchange difference			6,214,000
Net carrying amount (US$’000)	22,706,000	177,110,000	210,214,000		220,448,000
Cost		229,351,000	250,586,000
Accumulated amortization		(52,241,000)	(40,372,000)
Accumulated impairment
Exchange difference		(17,209,000)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
As of January 1, 2022, net of accumulated amortization and impairment		144,807,000	159,228,000
Additions
Amortization		(18,168,000)	(18,801,000)
Exchange difference			4,380,000
Net carrying amount (US$’000)	$ 14,751,000	115,057,000	144,807,000		$ 159,228,000
Cost		174,771,000	190,952,000
Accumulated amortization		(59,714,000)	(46,145,000)
Accumulated impairment
Exchange difference		$ (11,582,000)